Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment and Geographic Information
9.	Segment and Geographic Information

The Company has two reportable segments: CARFAX and B2B. In addition, the Company has a Corporate category, which includes costs for corporate functions, that is included in selling and general expenses and not allocated to the reportable segments.

The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer, who was previously the President of S&P Global Mobility prior to the Separation.

Beginning in the second quarter of 2026, the Company changed its segment profitability measure from segment operating profit to Adjusted EBITDA and recast prior period amounts accordingly, as the CODM evaluates performance of the segments and allocates resources (including employees, property, and financial or capital resources) based primarily on Adjusted EBITDA. There were no other changes to the Company’s segment reporting during 2026.

The Company defines Adjusted EBITDA as Net income adjusted to exclude (1) interest expense and other, net, (2) provisions for income taxes, (3) depreciation and amortization, (4) stock-based compensation, (5) transaction costs related to the stand-up of the Spin Business in connection with the Separation, and (6) employee severance charges and other costs that are not representative of the underlying economics of the periods presented.

The tables below present summarized financial information for each of the Company’s reportable segments, as well as for the Corporate category and total company.

	Three months ended September 30, 2026				Three months ended September 30, 2025
(in millions)	CARFAX	B2B	Corporate	Total(2)	CARFAX	B2B	Corporate	Total(2)
Revenue	$313	$164	$—	$478	$291	$154	$—	$445
Less: segment expenses(1)	160	119	4	283	145	102	7	254
Adjusted EBITDA	$153	$45	$(4)	$195	$146	$52	$(7)	$191

	Nine months ended September 30, 2026				Nine months ended September 30, 2025
(in millions)	CARFAX	B2B	Corporate	Total(2)	CARFAX	B2B	Corporate	Total(2)
Revenue	$923	$477	$—	$1,401	$855	$449	$—	$1,304
Less: segment expenses(1)	477	330	13	820	437	304	15	756
Adjusted EBITDA	$446	$147	$(13)	$581	$418	$145	$(15)	$548
(1)	The segment expenses excluding any adjustments listed above in the Adjusted EBITDA description primarily include an aggregation of compensation costs, advertising and promotion costs, technology costs and strategic investments.
(2)	Total column may not foot due to rounding.

The table below presents a reconciliation of GAAP Net income to Adjusted EBITDA:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2026	2025	2026	2025
Net income	$42	$71	$150	$194
Interest expense and other, net	26	4	36	11
Provision for taxes on income	24	29	69	79
Depreciation and amortization	78	77	233	232
Stock-based compensation	9	7	18	16
Transaction costs	16	3	73	5
Employee severance charges and other	—	—	2	11
Adjusted EBITDA	$195	$191	$581	$548

The Company’s revenue disaggregated by revenue type is as follows:

	Three Months Ended September 30, 2026			Three Months Ended September 30, 2025
(in millions)	CARFAX	B2B	Total(1)	CARFAX	B2B	Total(1)
Subscription	$252	$137	$389	$235	$127	$362
Non-subscription	61	27	89	56	27	83
Total revenue	$313	$164	$478	$291	$154	$445
Timing of revenue recognition
Services transferred at a point in time	$61	$27	$89	$56	$27	$83
Services transferred over time	252	137	389	235	127	362
Total revenue	$313	$164	$478	$291	$154	$445

	Nine Months Ended September 30, 2026			Nine Months Ended September 30, 2025
(in millions)	CARFAX	B2B	Total(1)	CARFAX	B2B	Total(1)
Subscription	$746	$398	$1,144	$694	$369	$1,063
Non-subscription	177	79	257	161	80	241
Total revenue	$923	$477	$1,401	$855	$449	$1,304
Timing of revenue recognition
Services transferred at a point in time	$177	$79	$257	$161	$80	$241
Services transferred over time	746	398	1,144	694	369	1,063
Total revenue	$923	$477	$1,401	$855	$449	$1,304
(1)	Total column may not foot due to rounding.

The Company’s revenue by geographic region is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2026	2025	2026	2025
U.S.	$397	$368	$1,162	$1,083
International	81	77	239	221
Total	$478	$445	$1,401	$1,304

Asset information by segment is not disclosed because this information is not used by the CODM to make resource allocation decisions or evaluate the performance of the Company’s segments.

8.	Segment and Geographic Information

As discussed in Note 1 — Basis of Presentation and Significant Accounting Policies, we have two reportable segments: CARFAX and B2B.

The Company has historically operated as part of S&P Global and historically the Chief Operating Decision Maker (“CODM”) was the President of S&P Global Mobility, who is also the Chief Executive Officer designate following the Separation. As the Company is transitioning into an independent, publicly traded company, the Company evaluated how to view and measure performance. This evaluation necessitated a realignment of the Company’s historical segment structure during the year ended

December 31, 2025 and the Company determined it is organized into two operating segments, which are also its reportable segments. This realignment is consistent with how the Company: (i) assesses operating performance on a regular basis, (ii) makes resource allocation decisions and (iii) designates responsibilities of the CODM’s direct reports. Pursuant to these changes, effective in 2025, the Company operates in two reportable segments. Prior period presentations conform to the current segment reporting structure.

Our CODM evaluates performance of our segments and allocates resources (including employees, property, and financial or capital resources) based primarily on operating profit for each segment. Segment operating profit does not include Corporate Unallocated expense, Other income, net, or Interest expense, net as these are amounts that do not affect the operating results of our reportable segments. We use the same accounting policies for our segments as those described in Note 1 — Basis of Presentation and Significant Accounting Policies. In 2025, the Company refined its segment cost allocation methodologies to align with the segment financial results as currently reviewed by the CODM. Accordingly, the Company has presented its segment disclosures to reflect the updated presentation in all prior periods. The Company’s combined results of operations did not change as a result of this change in allocation methodology.

Operating results for the years ended December 31, 2025, 2024 and 2023 is as follows:

	CARFAX	B2B	Total

(in millions)	2025
Revenue	$1,142	$608	$1,750
Less: segment expenses(1)	629	424	1,053
Less: other segment items(2)	191	122	313
Segment operating profit	$322	$62	$384
Corporate Unallocated expense(3)			45
Operating profit			339
Other income, net			—
Interest expense, net			13
Income before taxes on income			$326

	CARFAX	B2B	Total

(in millions)	2024
Revenue	$1,039	$574	$1,613
Less: segment expenses(1)	590	385	975
Less: other segment items(2)	190	120	310
Segment operating profit	$259	$69	$328
Corporate Unallocated expense(3)			30
Operating profit			298
Other income, net			(1)
Interest expense, net			15
Income before taxes on income			$284

	CARFAX	B2B	Total

(in millions)	2023
Revenue	$928	$557	$1,485
Less: segment expenses(1)	527	376	903
Less: other segment items(2)	191	120	311
Segment operating profit	$210	$61	$271
Corporate Unallocated expense(3)			32
Operating profit			239
Other income, net			(2)
Interest expense, net			17
Income before taxes on income			$224
(1)	The segment expense category for CARFAX and B2B for the years ended December 31, 2025, 2024 and 2023 primarily include an aggregation of compensation costs, advertising and promotion costs, technology costs and strategic investments. The CODM considers actual-to-actual and budget-to- actual variances when making decisions about allocating personnel and capital to the segments, however, the CODM does not receive the individual expense items underlying the overall segment expenses. Variance explanations include segment expenses including compensation costs, advertising and promotion costs, technology costs and strategic investments, but the CODM is otherwise not provided, and cannot easily calculate, lower-level expense information.
(2)	Other segment items for the years ended December 31, 2025, 2024 and 2023 for each reportable segment primarily include amortization of intangibles from acquisitions and certain items primarily including acquisition integration costs, employee severance charges and acquisition and disposition related costs. Other segment items for the year ended December 31, 2025 also includes transaction costs related to the stand-up of Mobility as a standalone entity incurred prior to the Separation.
(3)	Corporate Unallocated expense includes costs for corporate functions, select initiatives and unoccupied office space, included in selling and general expenses.

The following table presents our revenue disaggregated by revenue type for the years ended December 31:

	CARFAX	B2B	Total

(in millions)	2025
Subscription	$927	$499	$1,426
Non-subscription	215	109	324
Total revenue	$1,142	$608	$1,750
Timing of revenue recognition
Services transferred at a point in time	$215	$109	$324
Services transferred over time	927	499	1,426
Total revenue	$1,142	$608	$1,750

	CARFAX	B2B	Total

(in millions)	2024
Subscription	$843	$460	$1,303
Non-subscription	196	114	310
Total revenue	$1,039	$574	$1,613
Timing of revenue recognition
Services transferred at a point in time	$196	$114	$310
Services transferred over time	843	460	1,303
Total revenue	$1,039	$574	$1,613

	CARFAX	B2B	Total

(in millions)	2023
Subscription	$748	$422	$1,170
Non-subscription	180	135	315
Total revenue	$928	$557	$1,485
Timing of revenue recognition
Services transferred at a point in time	$180	$135	$315
Services transferred over time	748	422	1,170
Total revenue	$928	$557	$1,485

Segment information for the years ended December 31 is as follows:

	Depreciation & Amortization			Capital Expenditures
(in millions)	2025	2024	2023	2025	2024	2023
CARFAX	$198	$198	$197	$15	$10	$9
B2B	112	111	110	9	5	9
Total reportable segments	310	309	307	24	15	18
Corporate	—	—	—	—	—	—
Total	$310	$309	$307	$24	$15	$18

	Total Assets
(in millions)	2025	2024
CARFAX	$8,577	$8,754
B2B	4,417	4,501
Total reportable segments	12,994	13,255
Corporate	1	—
Total	$12,995	$13,255

We do not have operations in any foreign country that represent more than 10% of our consolidated revenue.

The following provides revenue and long-lived assets by geographic region. Long-lived assets include property and equipment, net and right of use assets:

	Revenue			Long-lived Assets
(in millions)	2025	2024	2023	2025	2024
U.S.	$1,454	$1,329	$1,224	$24	$29
International	296	284	261	11	11
Total	$1,750	$1,613	$1,485	$35	$40

See Note 2 — Acquisitions and Divestitures and Note 7 — Restructuring, for actions that impacted the segment operating results.